                                                                       RULE 497e
                                                                        33-54662
                                                                        33-87276
                                                                         2-77283
                                                                       333-39804
                                                                       333-69386
                                                                       333-62811

           SUPPLEMENT DATED AUGUST 1, 2004 TO THE CURRENTLY EFFECTIVE

                                PROSPECTUSES FOR

       CORNERSTONE VUL II                             DIVERSIFIER II

       CORNERSTONE VUL III                   ENHANCED CREDIT VARIABLE ANNUITY

       CORNERSTONE VUL IV                              PENN FREEDOM

      VARIABLE ESTATEMAX II                           PENNANT SELECT

     VARIABLE ESTATEMAX III                             OPTIMIZER

                                                  RETIREMENT PLANNER VA

                                 ISSUED THROUGH

    PENN MUTUAL VARIABLE LIFE                  PENN MUTUAL VARIABLE ANNUITY

            ACCOUNT I                                  ACCOUNT III

                                       BY

                     THE PENN MUTUAL LIFE INSURANCE COMPANY

                             PHILADELPHIA, PA 19172

                                  800-523-0650

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES.

1.   NAME CHANGE OF THE PENN SERIES EMERGING GROWTH FUND AND GROWTH EQUITY FUND

The Board of Directors of the Penn Series Funds, Inc. (the "Company") has approved a name change for two of the Company's portfolios. Effective August 1, 2004:

     -    the Growth Equity Fund will be renamed the Growth Stock Fund; and

     -    the Emerging Growth Fund will be renamed the Small Cap Growth Fund.

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2.   CHANGES IN PENN SERIES INVESTMENT ADVISORY ARRANGEMENTS

On May 20, 2004, the Company's Board of Directors approved changes to the investment advisory arrangements for certain of the Company's portfolios. Specifically, the Board approved the following sub-adviser changes:

       FUND                             REPLACED SUB-ADVISER                          NEW SUB-ADVISER
Large Cap Value Fund              Putnam Investment Management, LLC            Lord, Abbett & Co. LLC
Large Cap Growth Fund             Franklin Advisers, Inc.                      ABN AMRO Asset Management, Inc.
Small Cap Growth Fund             RS Investment Management, Inc.               Bjurman, Barry & Associates
Small Cap Value Fund              Royce & Associates, LLC                      Goldman Sachs Asset Management, L.P.

The new sub-advisers will begin providing day to day investment management services to their respective Funds on August 1, 2004.

In addition, the Board approved the hiring of T. Rowe Price Associates, Inc. to act as sub-adviser to the Growth Stock Fund effective August 1, 2004. Presently, Independence Capital Management, Inc. ("ICMI"), the Company's investment adviser, provides day to day investment management services to the Growth Stock Fund. As with the Company's other sub-advised Funds, T. Rowe Price will manage the Growth Stock Fund subject to the oversight of ICMI.

                                    * * * * *

               Please retain this Supplement for future reference.

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